Employee Benefit Plans - Schedule of Financial Instruments Included in Plan Assets Carried and Measured at Fair Value on a Recurring Basis (Details) - Defined benefit pension plan - USD ($)
$ in Millions
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 999	$ 910	$ 806
Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	999	910
Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	240	73
Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	755	833
Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	4
Cash and cash equivalents | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	1
Cash and cash equivalents | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	1
Cash and cash equivalents | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Registered investment companies, Cash management fund | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Registered investment companies, Cash management fund | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Registered investment companies, Cash management fund | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Registered investment companies, Cash management fund | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Registered investment companies, Equity funds | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65	69
Registered investment companies, Equity funds | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65	69
Registered investment companies, Equity funds | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Registered investment companies, Equity funds | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed Income Funds | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	266
Fixed Income Funds | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Fixed Income Funds | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	266
Fixed Income Funds | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Fixed income securities | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48	40
Fixed income securities | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income securities | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48	40
Fixed income securities | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private investment funds-redeemable | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	606	793
Private investment funds-redeemable | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	165	0
Private investment funds-redeemable | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	441	793
Private investment funds-redeemable | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Insurance annuity contracts | Total | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	4
Insurance annuity contracts | Level 1 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Insurance annuity contracts | Level 2 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Insurance annuity contracts | Level 3 | Recurring Basis
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4	$ 4	$ 3